Forward Share Purchase Liability (Details) - Schedule of share purchase liability Black-Scholes model - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Schedule of Share Purchase Liability Black Scholes Model [Abstract]
Fair value of FSP liability as of December 31, 2022	$ 13,491,606	$ 13,491,606
Change in fair value		82,182
Fair value of FSP liability as of March 31, 2023	$ 8,099,313	$ 13,573,788